Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of detailed information about oil and gas properties

	Land and buildings	Transferred exploration and evaluation	Plant and equipment	Projects in development	Total
	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2023
Carrying amount at 1 January 2023	840	481	23,057	15,541	39,919
Additions 1	-	-	836	5,759	6,595
Disposals at written down value	(8)	-	(2)	-	(10)
Depreciation and amortisation	(67)	(125)	(3,764)	-	(3,956)
Impairment losses 2	(64)	(20)	(1,028)	(328)	(1,440)
Completions and transfers	-	441	4,496	(4,633)	304
Transfer to assets held for sale 3	-	-	(6)	(615)	(621)

Carrying amount at 31 December 2023	701	777	23,589	15,724	40,791

At 31 December 2023
Historical cost	1,745	1,979	50,272	16,443	70,439
Accumulated depreciation and impairment	(1,044)	(1,202)	(26,683)	(719)	(29,648)

Net carrying amount	701	777	23,589	15,724	40,791

Year ended 31 December 2022
Carrying amount at 1 January 2022	739	526	12,465	4,919	18,649
Acquisitions through business combinations 4	64	-	11,952	7,337	19,353
Additions	-	-	(508)	4,332	3,824
Disposals at written down value	(3)	(10)	(32)	-	(45)
Depreciation and amortisation	(54)	(107)	(2,637)	-	(2,798)
Impairment reversal 2	87	30	783	-	900
Completions and transfers	7	42	1,034	(1,047)	36

Carrying amount at 31 December 2022	840	481	23,057	15,541	39,919

At 31 December 2022
Historical cost	1,765	1,538	45,273	15,937	64,513
Accumulated depreciation and impairment	(925)	(1,057)	(22,216)	(396)	(24,594)

Net carrying amount	840	481	23,057	15,541	39,919

1.	Includes $5,317 million of capital additions, $311 million of capitalised borrowing costs and $967 million following changes in restoration provision .
2.	Refer to Note B.4 for details on impairment losses and impairment reversals.
3.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
4.	Refer to Note B.5 for details of business combination. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.